SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 12 - SUBSEQUENT EVENTS

On July 10, 2019 the Company filed an amended articles of Incorporation designating 1,500,000 shares of preferred stock as Series A Convertible preferred shares convertible into common stock.

As of July 11, 2019 109,276 warrants outstanding expired leaving zero warrant available for conversion.

On July 11, 2019 an officer and director of the Company advanced the Company $10,000. The advance is on demand and bears no interest.

On July 25, 2019 the Company issued 110,000 shares of series A convertible preferred to one entity with a value of $110,000 for cash. Each share of series A preferred is convertible after 180 days to four shares of common stock or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares.

On July 26, 2019 the Company repaid the $10,000 advance to the officer and director of the Company.

On August 9, 2019 the Company signed a contract for clinical phase 1 studies with west coast clinic.

On June 5, 2019, two officers and directors of the Company converted $99,000 of accrued fees into 639,536 shares of common stock at $0.1548 per share.

During June 2019, two warrant holders exercised 21,427 warrants for common stock at $0.05 per share with a value of $1,072.

On June 14, 2019 the Company issued 50,000 share of common stock to one individual with a value of $9,550 for service.

On June 28, 2019 the Company issued 137,872 shares of common stock to three officers and a director for service with a value of $25,786.

On July 10, 2019 the Company filed an amended articles of Incorporation designating 1,500,000 shares of preferred stock as Series A Convertible preferred shares convertible into common stock.

On July 11, 2019 an officer and director of the Company advanced the Company $10,000. The advance is on demand and bears no interest.